Equity Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
StockOptionFiveMember
Option Outstanding at end of period	4,000
Option Excersiable at end of period	4,000
Excersiable Weighted Average Exercise Price at the end of period	$ 12.50
Weighted Average Remaining Contractual Term at the beginning of period	3 years 7 months 6 days
Stock Option [Member]
Option Outstanding at beginning of period	41,200	32,000
Option Granted	16,800	10,000
Option Exercised		(800)
Option Outstanding at end of period	58,000	41,200
Option Excersiable at end of period	58,000
Outstanding Weighted Average Exercise Price at the beginning of period	$ 15.00	$ 12.50
Weighted Average Exercise Price, Granted	5.00	18.75
Weighted Average Exercise Price, Exercised		2.50
Outstanding Weighted Average Exercise Price at the end of period	12.50	$ 15.00
Excersiable Weighted Average Exercise Price at the end of period	$ 12.50
Weighted Average Remaining Contractual Term at the beginning of period	5 years 9 months 18 days	5 years 10 months 24 days
Weighted Average Remaining Contractual Term, Granted	4 years 6 months	5 years
Weighted Average Remaining Contractual Term at the end	5 years 2 months 12 days	5 years 9 months 18 days
Excersiable Weighted Average Remaining Contractual Term at the end of period	5 years 2 months 12 days
Aggregate Intrinsic Value Outstanding at beginning of period	$ 142,000	$ 142,000
Granted	131,000
Options Exercised or Forfeited
Aggregate Intrinsic Value Outstanding at end of period	273,000	$ 142,000
Aggregate Intrinsic Value Exercisable
StockOptionOneMember
Option Outstanding at end of period	5,600
Option Excersiable at end of period	5,600
Excersiable Weighted Average Exercise Price at the end of period	$ 3.75
Weighted Average Remaining Contractual Term at the beginning of period	4 years 7 months 6 days
StockOptionTwoMember
Option Outstanding at end of period	10,400
Option Excersiable at end of period	10,400
Excersiable Weighted Average Exercise Price at the end of period	$ 6.25
Weighted Average Remaining Contractual Term at the beginning of period	4 years 3 months 18 days
StockOptionThreeMember
Option Outstanding at end of period	24,800
Option Excersiable at end of period	24,800
Excersiable Weighted Average Exercise Price at the end of period	$ 7.50
Weighted Average Remaining Contractual Term at the beginning of period	6 years 8 months 12 days
StockOptionFourMember
Option Outstanding at end of period	800
Option Excersiable at end of period	800
Excersiable Weighted Average Exercise Price at the end of period	$ 8.75
Weighted Average Remaining Contractual Term at the beginning of period	4 years 3 months 18 days
StockOptionTenMember
Option Outstanding at end of period	4,000
Option Excersiable at end of period	4,000
Excersiable Weighted Average Exercise Price at the end of period	$ 31.25
Weighted Average Remaining Contractual Term at the beginning of period	2 years 4 months 24 days
StockOptionSixMember
Option Outstanding at end of period	1,600
Option Excersiable at end of period	1,600
Excersiable Weighted Average Exercise Price at the end of period	$ 25.00
Weighted Average Remaining Contractual Term at the beginning of period	3 years 3 months 18 days
StockOptionSevenMember
Option Outstanding at end of period	4,400
Option Excersiable at end of period	4,400
Excersiable Weighted Average Exercise Price at the end of period	$ 26.25
Weighted Average Remaining Contractual Term at the beginning of period	2 years 9 months 18 days
StockOptionEightMember
Option Outstanding at end of period	800
Option Excersiable at end of period	800
Excersiable Weighted Average Exercise Price at the end of period	$ 27.50
Weighted Average Remaining Contractual Term at the beginning of period	2 years 8 months 12 days
StockOptionNineMember
Option Outstanding at end of period	1,600
Option Excersiable at end of period	1,600
Excersiable Weighted Average Exercise Price at the end of period	$ 28.75
Weighted Average Remaining Contractual Term at the beginning of period	3 years 1 month 6 days